OTHER BORROWED FUNDS (Details) € in Millions, $ in Millions	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)
Short Term Borrowings Details [Abstract]
Other borrowed funds, facilities with a maturity of one year or less.	€ 3	$ 3	€ 3	[1]

[1]	Please see Note 43 for information regarding the restatement